Equity Investments (Tables)	12 Months Ended
Jun. 30, 2022
Equity Investments [Abstract]
Schedule of equity investments
	June 30, 2022	June 30, 2021
Common shares
Public companies	$496,741	$461,635
Warrants
Public companies	-	34,891
	$496,741	$496,526

Schedule of fair values of warrants
	June 30, 2022	June 30, 2021
Risk free interest rate	-	0.97%
Expected volatility	-	114%
Expected life of warrants in years	-	0.19

Schedule of continuity of equity investments
		Accumulated mark-to-
		market gain included
	Fair value	in net income
Balance, July 1, 2020	$4,111,822	$3,515,548
Proceeds on disposal	(4,345,636)	-
Change in fair value	455,597	455,597
Foreign exchange impact	274,743	-
Balance, June 30, 2021	$496,526	$3,971,145
Change in fair value	19,517	19,517
Foreign exchange impact	(19,302)	-
Balance, June 30, 2022	$496,741	$3,990,662